EMPLOYEE BENEFITS - Movement in net liabilities for defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about defined benefit plans [abstract]
Balance at beginning of year	$ 310	$ 156
Expense recognized in the statements of operations:
Current service costs and interest costs	29	61
Recognized loss including other:
Actuarial losses carried to other comprehensive income	(166)	112
Other movements:
Benefits paid	(5)
Deposits made by the Group	(9)	(19)
Balance at end of year	$ 159	$ 310